Deferred tax assets and liabilities - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 2,487	$ 964	$ 935
Recognized in income	(201)	1,443	114
Recognized in equity	0	0	0
Translation differences	(31)	80	(85)
Ending balance	2,255	2,487	964
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1	31	169
Recognized in income	(1)	(32)	(121)
Recognized in equity	0	0	0
Translation differences	0	2	(17)
Ending balance	0	1	31
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	44	37	23
Recognized in income	(5)	2	15
Recognized in equity	0	0	0
Translation differences	(2)	5	(1)
Ending balance	37	44	37
Unused tax losses & tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	2,442	896	743
Recognized in income	(195)	1,473	220
Recognized in equity	0	0	0
Translation differences	(29)	73	(67)
Ending balance	$ 2,218	$ 2,442	$ 896